CONCENTRATIONS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Concentration Risk [Line Items]
FDIC insured amount	$ 250,000	$ 250,000		$ 250,000
Accounts Receivable, after Allowance for Credit Loss, Current	20,299,742	20,299,742
One Major Customer [Member]
Concentration Risk [Line Items]
Revenues	9,553,439	16,129,671	$ 0
Accounts Receivable, after Allowance for Credit Loss, Current	20,299,742	20,299,742
Two Major Vendors [Member]
Concentration Risk [Line Items]
Accounts Payable	$ 25,997,160	$ 25,997,160		$ 5,857,729
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Major Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		100.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Major Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		100.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Major Vendors [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		85.00%		69.00%